Deposits and obligations - Summary of deposits and obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deposits and Obligations [Line Items]
Saving deposits	S/ 21,934,950	S/ 19,411,720
Time deposits	19,243,949	19,891,128
Demand deposits	14,084,761	13,746,684
Compensation for service time	756,949	711,806
Other obligations	7,021	6,690
Total	S/ 56,027,630	S/ 53,768,028